UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Address of principal executive offices)(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31, 2022

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Annual Report

December 31, 2022

Proxy Voting Policies and Procedures

Paper copies of the Fortune V Separate Account’s shareholder reports like this one will be sent by mail. Also, the reports will be made available on our website at https://www.universallifepr.com.

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2022, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

Fortune V Separate Account	1	Annual Report 2022

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the
Fortune V Separate Account Funds:

We are pleased to present the most recent annual report for the Fortune V Separate Account. As required under applicable law, we are sending this annual report to contract holders of Universal VIA Annuity Contracts issued by Universal Life Insurance Company with unit interests in the Fortune V Separate Account, which invests its assets in the Universal VIA Asset Allocation Portfolios.

Please call Universal Life Insurance Company, at (787) 706-7095 if you have any questions regarding these reports.

Fortune V Separate Account	2	Annual Report 2022

Disclosure of Expenses

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 1, 2022, and held for the entire six-month period until December 31, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses (A)
Subaccount	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period (B)	Ending Account Value December 31, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Universal VIA Conservative Allocation	$1,000.00	$982.20	$10.09	$1,015.02	$10.26	2.02%
Universal VIA Moderate Allocation	1,000.00	990.90	9.94	1,015.22	10.06	1.98
Universal VIA Moderate Growth Allocation	1,000.00	1,011.30	10.39	1,014.87	10.41	2.05
Universal VIA Growth Allocation	1,000.00	1,027.80	11.04	1,014.32	10.97	2.16
Universal VIA International Mod Growth Alloc	1,000.00	1,034.30	12.82	1,012.60	12.68	2.50
Universal Money Market	1,000.00	1,007.40	13.00	1,012.25	13.04	2.57

(A)	5% return per year before expenses.
(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).
(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period.

Fortune V Separate Account	3	Annual Report 2022

Schedules of Investment Composition

At December 31, 2022

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	21.11%
Fixed Income Funds	79.03
Net Other Assets (Liabilities)	(0.14)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	36.57%
Fixed Income Funds	63.56
Net Other Assets (Liabilities)	(0.13)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	71.66%
Fixed Income Funds	28.48
Net Other Assets (Liabilities)	(0.14)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.14%
Net Other Assets (Liabilities)	(0.14)
Total	100.00%

Fortune V Separate Account – Universal VIA International Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	99.77%
Money Market Fund	0.42
Net Other Assets (Liabilities)	(0.19)
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Money Market Fund	100.23%
Net Other Assets (Liabilities)	(0.23)
Total	100.00%

Fortune V Separate Account	4	Annual Report 2022

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.14%
Equity Funds: 21.11%
Transamerica Capital Growth I2	197,624	$1,047,406
Transamerica Emerging Markets Opps I2	97,178	724,950
Transamerica Energy Infrastructure I2	205,462	1,393,033
Transamerica Global Alloc Liquid Trust	50	138
Transamerica International Equity I2	37,107	666,436
Transamerica International Focus I2	204,853	1,556,886
Transamerica International Sm Cp Val I2	23,369	290,010
Transamerica International Stock I2	67,632	643,182
Transamerica Large Cap Value I2	156,115	1,912,404
Transamerica Mid Cap Growth I2	78,906	542,084
Transamerica Mid Cap Value I2	62,379	507,765
Transamerica Mid Cap Value Opps I2	36,737	380,961
Transamerica Small Cap Growth I2	44,324	255,308
Transamerica Small Cap Value I2	57,322	305,525
Transamerica Sustainable Equity Inc I2	182,067	1,296,317
Transamerica US Growth I2	80,605	1,595,974
		13,118,379

Fixed Income Funds: 79.03%
Transamerica Bond I2	1,902,141	15,179,083
Transamerica Emerging Markets Debt I2	252,967	2,165,396
Transamerica Inflation Opps I2	424,016	4,006,949
Transamerica Intermediate Bond I2	2,211,663	18,976,069
Transamerica Short-Term Bond I2	919,228	8,778,624
		49,106,121

Total Investments - Unaffiliated (Cost: $66,211,763)		62,224,500

Total Investments (Cost: $66,211,763)		$62,224,500
Net Other Assets (Liabilities): (0.14)%		(83,987)
Net Assets: 100%		$62,140,513

INVESTMENT VALUATION:

Valuation Inputs(A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$62,224,500	$-	$-	$62,224,500
Total Investments	$62,224,500	$-	$-	$62,224,500

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended December 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	5	Annual Report 2022

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 36.57%
Transamerica Capital Growth I2	709,790	$3,761,885
Transamerica Emerging Markets Opps I2	871,531	6,501,618
Transamerica Energy Infrastructure I2	1,126,287	7,636,228
Transamerica Global Alloc Liquid Trust	148	410
Transamerica International Equity I2	299,767	5,383,811
Transamerica International Focus I2	1,652,498	12,558,987
Transamerica International Sm Cp Val I2	230,108	2,855,638
Transamerica International Stock I2	542,148	5,155,828
Transamerica Large Cap Value I2	958,447	11,740,972
Transamerica Mid Cap Growth I2	280,863	1,929,527
Transamerica Mid Cap Value I2	315,337	2,566,847
Transamerica Mid Cap Value Opps I2	158,616	1,644,843
Transamerica Small Cap Growth I2	382,451	2,202,918
Transamerica Small Cap Value I2	363,923	1,939,709
Transamerica Sustainable Equity Inc I2	1,722,122	12,261,508
Transamerica US Growth I2	424,518	8,405,453
		86,546,182

Fixed Income Funds: 63.56%
Transamerica Bond I2	5,714,051	45,598,126
Transamerica Emerging Markets Debt I2	570,223	4,881,106
Transamerica Inflation Opps I2	1,250,664	11,818,774
Transamerica Intermediate Bond I2	7,081,003	60,755,004
Transamerica Short-Term Bond I2	2,865,460	27,365,140
		150,418,150

Total Investments - Unaffiliated (Cost: $259,010,728)		236,964,332

Total Investments (Cost: $259,010,728)		$236,964,332
Net Other Assets (Liabilities): (0.13)%		(296,919)
Net Assets: 100%		$236,667,413

INVESTMENT VALUATION:

Valuation Inputs(A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$236,964,332	$-	$-	$236,964,332
Total Investments	$236,964,332	$-	$-	$236,964,332

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended December 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	6	Annual Report 2022

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.14%
Equity Funds: 71.66%
Transamerica Capital Growth I2	313,023	$1,659,024
Transamerica Emerging Markets Opps I2	440,162	3,283,605
Transamerica Energy Infrastructure I2	328,445	2,226,860
Transamerica Global Alloc Liquid Trust	50	139
Transamerica International Equity I2	119,782	2,151,277
Transamerica International Focus I2	670,561	5,096,266
Transamerica International Sm Cp Val I2	102,025	1,266,130
Transamerica International Stock I2	220,377	2,095,788
Transamerica Large Cap Value I2	534,454	6,547,064
Transamerica Mid Cap Growth I2	126,255	867,372
Transamerica Mid Cap Value I2	148,614	1,209,715
Transamerica Mid Cap Value Opps I2	76,932	797,781
Transamerica Small Cap Growth I2	123,559	711,700
Transamerica Small Cap Value I2	139,866	745,487
Transamerica Sustainable Equity Inc I2	788,793	5,616,208
Transamerica US Growth I2	215,371	4,264,338
		38,538,754

Fixed Income Funds: 28.48%
Transamerica Bond I2	545,763	4,355,193
Transamerica Emerging Markets Debt I2	75,369	645,154
Transamerica High Yield Bond I2	81,085	629,222
Transamerica Inflation Opps I2	117,250	1,108,014
Transamerica Intermediate Bond I2	739,298	6,343,179
Transamerica Short-Term Bond I2	234,581	2,240,251
		15,321,013

Total Investments - Unaffiliated (Cost: $61,225,059)		53,859,767

Total Investments (Cost: $61,225,059)		$53,859,767
Net Other Assets (Liabilities): (0.14)%		(77,875)
Net Assets: 100%		$53,781,892

INVESTMENT VALUATION:

Valuation Inputs(A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$53,859,767	$-	$-	$53,859,767
Total Investments	$53,859,767	$-	$-	$53,859,767

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended December 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	7	Annual Report 2022

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.14%
Equity Funds: 100.14%
Transamerica Capital Growth I2	256,696	$1,360,487
Transamerica Emerging Markets Opps I2	370,079	2,760,789
Transamerica Energy Infrastructure I2	276,919	1,877,512
Transamerica Global Alloc Liquid Trust	25	69
Transamerica International Equity I2	110,215	1,979,456
Transamerica International Focus I2	605,715	4,603,437
Transamerica International Sm Cp Val I2	90,500	1,123,110
Transamerica International Stock I2	197,205	1,875,419
Transamerica Large Cap Value I2	489,445	5,995,706
Transamerica Mid Cap Growth I2	103,336	709,921
Transamerica Mid Cap Value I2	167,976	1,367,325
Transamerica Mid Cap Value Opps I2	93,628	970,927
Transamerica Small Cap Growth I2	149,332	860,151
Transamerica Small Cap Value I2	105,646	563,095
Transamerica Sustainable Equity Inc I2	695,345	4,950,856
Transamerica US Growth I2	177,124	3,507,059
		34,505,319

Total Investments (Cost: $40,133,935)		$34,505,319
Net Other Assets (Liabilities): (0.14)%		(49,533)
Net Assets: 100%		$34,455,786

INVESTMENT VALUATION:

Valuation Inputs(A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$34,505,319	$-	$-	$34,505,319
Total Investments	$34,505,319	$-	$-	$34,505,319

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended December 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	8	Annual Report 2022

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.19%
Equity Funds: 99.77%
Transamerica Emerging Markets Opps I2	160,677	$1,198,649
Transamerica Global Alloc Liquid Trust	8	22
Transamerica International Equity I2	43,029	772,802
Transamerica International Focus I2	236,102	1,794,375
Transamerica International Sm Cp Val I2	92,141	1,143,467
Transamerica International Stock I2	77,706	738,982
		5,648,297

Money Market Fund: 0.42%
Transamerica Government Money Market I2	23,690	23,690
		23,690

Total Investments - Unaffiliated (Cost: $6,237,262)		5,671,987

Total Investments (Cost: $6,237,262)		$5,671,987
Net Other Assets (Liabilities): (0.19)%		(10,921)
Net Assets: 100%		$5,661,066

INVESTMENT VALUATION:

Valuation Inputs(A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,671,987	$-	$-	$5,671,987
Total Investments	$5,671,987	$-	$-	$5,671,987

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended December 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	9	Annual Report 2022

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At December 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.23%
Money Market Fund: 100.23%
Transamerica Government Money Market I2	3,509,255	$3,509,255
		3,509,255

Total Investments (Cost: $3,509,255)		$3,509,255
Net Other Assets (Liabilities): (0.23)%		(8,140)
Net Assets: 100%		$3,501,115

INVESTMENT VALUATION:

Valuation Inputs(A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$3,509,255	$-	$-	$3,509,255
Total Investments	$3,509,255	$-	$-	$3,509,255

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended December 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	10	Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2022

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value	$62,224,500	$236,964,332	$53,859,767	$34,505,319	$5,671,987	$3,509,255
Receivables and other assets:
Dividend income	71,173	215,197	22,594	-	69	9,312
Receivable for investments sold	146,623	105,138	189,540	-	71	-
Units sold	-	-	-	5,000	-	339,725
Other receivables	219	736	103	-	1,898	189
Total assets	62,442,515	237,285,403	54,072,004	34,510,319	5,674,025	3,858,481

Liabilities:
Payables and other liabilities:
Payable for investments purchased	71,174	215,197	22,594	5,110	69	348,897
Units redeemed	149,896	124,104	194,799	1,552	260	140
Accrued expenses	80,932	278,689	72,719	47,871	12,630	8,329
Total liabilities	302,002	617,990	290,112	54,533	12,959	357,366
Net assets	$62,140,513	$236,667,413	$53,781,892	$34,455,786	$5,661,066	$3,501,115

Net assets consist of:
Costs of accumulation units	$-	$-	$-	$-	$-	$-
Total distributable earnings	62,140,513	236,667,413	53,781,892	34,455,786	5,661,066	3,501,115
Net assets	$62,140,513	$236,667,413	$53,781,892	$34,455,786	$5,661,066	$3,501,115

Investments, at cost	$66,211,763	$259,010,728	$61,225,059	$40,133,935	$6,237,262	$3,509,255

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	11	Annual Report 2022

STATEMENTS OF OPERATIONS

For the year ended December 31, 2022

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$1,769,771	$6,156,152	$1,100,074	$512,141	$104,182	$44,879

Expenses:
Mortality expense	1,065,167	3,961,372	916,843	596,098	98,229	55,688
Advisory fees	244,807	912,773	214,168	130,952	21,584	12,184
Management fees	68,841	258,404	54,172	34,227	6,171	-
Custodian fees	9,279	11,587	28,073	23,288	25,553	20,490
Waivers/Reimbursements
Waiver/reimbursement	-	-	-	-	-	(189)
Net investment income (loss):	381,677	1,012,016	(113,182)	(272,424)	(47,355)	(43,294)

Net realized gain (loss) on:
Unaffiliated Investments	(8,246,260)	(20,073,429)	(3,045,442)	(326,955)	(84,778)	1

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(3,931,706)	(30,426,801)	(11,430,218)	(9,173,158)	(1,507,626)	(1)
Net realized and unrealized gain (loss)	(12,177,966)	(50,500,230)	(14,475,660)	(9,500,113)	(1,592,404)	-
Net increase (decrease) in net assets resulting from operations	$(11,796,289)	$(49,488,214)	$(14,588,842)	$(9,772,537)	$(1,639,759)	$(43,294)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	12	Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
From operations:
Net investment income (loss)	$381,677	$(12,981)	$1,012,016	$25,340	$(113,182)	$(289,826)
Net realized gain (loss)	(8,246,260)	5,076,097	(20,073,429)	20,790,370	(3,045,442)	6,957,207
Net change in unrealized appreciation (depreciation)	(3,931,706)	(3,871,593)	(30,426,801)	(9,587,358)	(11,430,218)	(965,194)
Net increase (decrease) in net assets resulting from operations	(11,796,289)	1,191,523	(49,488,214)	11,228,352	(14,588,842)	5,702,187

Unit transactions:
Units sold	1,346,989	1,777,083	7,552,638	6,106,428	2,658,226	3,356,375
Units redeemed	(9,956,076)	(9,599,851)	(27,507,461)	(25,715,228)	(6,136,307)	(4,159,102)
Net increase (decrease) in net assets resulting from unit transactions	(8,609,087)	(7,822,768)	(19,954,823)	(19,608,800)	(3,478,081)	(802,727)

Net increase (decrease) in net assets	(20,405,376)	(6,631,245)	(69,443,037)	(8,380,448)	(18,066,923)	4,899,460

Net assets:
Beginning of period	82,545,889	89,177,134	306,110,450	314,490,898	71,848,815	66,949,355
End of period	$62,140,513	$82,545,889	$236,667,413	$306,110,450	$53,781,892	$71,848,815

Unit transactions - shares:
Units sold	80,528	97,378	403,186	302,244	120,914	143,108
Units redeemed	(656,610)	(593,320)	(1,709,025)	(1,491,471)	(342,672)	(223,362)
Net increase (decrease)	(576,082)	(495,942)	(1,305,839)	(1,189,227)	(221,758)	(80,254)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	13	Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Alloc		Universal Money Market
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
From operations:
Net investment income (loss)	$(272,424)	$(294,323)	$(47,355)	$11,497	$(43,294)	$(98,898)
Net realized gain (loss)	(326,955)	5,208,113	(84,778)	415,182	1	-
Net change in unrealized appreciation (depreciation)	(9,173,158)	(95,076)	(1,507,626)	3,695	(1)	1
Net increase (decrease) in net assets resulting from operations	(9,772,537)	4,818,714	(1,639,759)	430,374	(43,294)	(98,897)

Unit transactions:
Units sold	2,268,542	3,336,322	497,018	614,793	3,447,437	1,365,854
Units redeemed	(1,616,015)	(3,052,895)	(841,532)	(888,946)	(3,649,450)	(3,111,476)
Net increase (decrease) in net assets resulting from unit transactions	652,527	283,427	(344,514)	(274,153)	(202,013)	(1,745,622)

Net increase (decrease) in net assets	(9,120,010)	5,102,141	(1,984,273)	156,221	(245,307)	(1,844,519)

Net assets:
Beginning of period	43,575,796	38,473,655	7,645,339	7,489,118	3,746,422	5,590,941
End of period	$34,455,786	$43,575,796	$5,661,066	$7,645,339	$3,501,115	$3,746,422

Unit transactions - shares:
Units sold	100,236	135,835	34,212	35,379	373,157	147,032
Units redeemed	(102,780)	(151,554)	(68,576)	(58,537)	(401,192)	(343,051)
Net increase (decrease)	(2,544)	(15,719)	(34,364)	(23,158)	(28,035)	(196,019)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	14	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$14.77	$14.55	$14.11	$12.74	$13.51
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.94)	(0.22)	(0.28)	0.55	(1.44)
Net increase (decrease) in accumulation unit value	(2.15)	0.22	0.44	1.37	(0.77)
Accumulation unit value at end of year	$12.62	$14.77	$14.55	$14.11	$12.74
Total return	(14.56)%	1.51%	3.12%	10.75%	(5.70)%
Net assets, end of year (000’s)	37,114	48,999	51,068	51,533	51,492
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$14.28	$14.10	$13.70	$12.39	$13.17
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.89)	(0.26)	(0.32)	0.49	(1.45)
Net increase (decrease) in accumulation unit value	(2.10)	0.18	0.40	1.31	(0.78)
Accumulation unit value at end of year	$12.18	$14.28	$14.10	$13.70	$12.39
Total return	(14.71)%	1.28%	2.92%	10.57%	(5.92)%
Net assets, end of year (000’s)	1,923	2,886	3,574	4,664	4,302
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	15	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$14.60	$14.42	$14.02	$12.69	$13.49
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.94)	(0.26)	(0.32)	0.51	(1.47)
Net increase (decrease) in accumulation unit value	(2.15)	0.18	0.40	1.33	(0.80)
Accumulation unit value at end of year	$12.45	$14.60	$14.42	$14.02	$12.69
Total return	(14.73)%	1.25%	2.85%	10.48%	(5.93)%
Net assets, end of year (000’s)	4,578	6,095	6,474	8,053	9,669
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.70	$13.56	$13.20	$11.98	$12.76
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.84)	(0.30)	(0.36)	0.40	(1.45)
Net increase (decrease) in accumulation unit value	(2.05)	0.14	0.36	1.22	(0.78)
Accumulation unit value at end of year	$11.65	$13.70	$13.56	$13.20	$11.98
Total return	(14.96)%	1.03%	2.73%	10.18%	(6.11)%
Net assets, end of year (000’s)	666	839	846	1,189	2,048
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	16	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.47	$13.35	$13.01	$11.81	$12.59
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.81)	(0.32)	(0.38)	0.38	(1.45)
Net increase (decrease) in accumulation unit value	(2.02)	0.12	0.34	1.20	(0.78)
Accumulation unit value at end of year	$11.45	$13.47	$13.35	$13.01	$11.81
Total return	(15.00)%	0.90%	2.61%	10.16%	(6.20)%
Net assets, end of year (000’s)	1,577	2,353	2,589	6,587	6,884
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.03	$12.93	$12.63	$11.49	$12.28
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.77)	(0.34)	(0.42)	0.32	(1.46)
Net increase (decrease) in accumulation unit value	(1.98)	0.10	0.30	1.14	(0.79)
Accumulation unit value at end of year	$11.05	$13.03	$12.93	$12.63	$11.49
Total return	(15.20)%	0.77%	2.38%	9.92%	(6.43)%
Net assets, end of year (000’s)	901	1,132	1,137	1,125	682
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	17	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$14.52	$14.32	$13.90	$12.56	$13.34
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.91)	(0.24)	(0.30)	0.52	(1.45)
Net increase (decrease) in accumulation unit value	(2.12)	0.20	0.42	1.34	(0.78)
Accumulation unit value at end of year	$12.40	$14.52	$14.32	$13.90	$12.56
Total return	(14.60)%	1.40%	3.02%	10.67%	(5.85)%
Net assets, end of year (000’s)	3,760	4,866	5,184	6,753	7,507
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$14.05	$13.88	$13.50	$12.23	$13.00
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.87)	(0.27)	(0.34)	0.45	(1.44)
Net increase (decrease) in accumulation unit value	(2.08)	0.17	0.38	1.27	(0.77)
Accumulation unit value at end of year	$11.97	$14.05	$13.88	$13.50	$12.23
Total return	(14.80)%	1.22%	2.81%	10.38%	(5.92)%
Net assets, end of year (000’s)	655	874	952	1,121	1,101
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	18	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.93	$13.77	$13.40	$12.14	$12.92
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.86)	(0.28)	(0.35)	0.44	(1.45)
Net increase (decrease) in accumulation unit value	(2.07)	0.16	0.37	1.26	(0.78)
Accumulation unit value at end of year	$11.86	$13.93	$13.77	$13.40	$12.14
Total return	(14.86)%	1.16%	2.76%	10.38%	(6.04)%
Net assets, end of year (000’s)	8,888	12,254	14,516	15,064	17,530
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.47	$13.35	$13.01	$11.81	$12.59
Net Investment Income [A]	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(2.81)	(0.32)	(0.38)	0.38	(1.45)
Net increase (decrease) in accumulation unit value	(2.02)	0.12	0.34	1.20	(0.78)
Accumulation unit value at end of year	$11.45	$13.47	$13.35	$13.01	$11.81
Total return	(15.00)%	0.90%	2.61%	10.16%	(6.20)%
Net assets, end of year (000’s)	1,740	2,196	2,797	2,074	2,438
Expenses to average net assets [B]	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	19	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$16.46	$15.87	$14.94	$13.19	$14.26
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(3.07)	0.37	0.37	1.20	(1.54)
Net increase (decrease) in accumulation unit value	(2.67)	0.59	0.93	1.75	(1.07)
Accumulation unit value at end of year	$13.79	$16.46	$15.87	$14.94	$13.19
Total return	(16.22)%	3.72%	6.22%	13.27%	(7.50)%
Net assets, end of year (000’s)	137,842	178,311	181,575	186,091	168,570
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$15.92	$15.38	$14.51	$12.84	$13.91
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(3.01)	0.32	0.31	1.12	(1.54)
Net increase (decrease) in accumulation unit value	(2.61)	0.54	0.87	1.67	(1.07)
Accumulation unit value at end of year	$13.31	$15.92	$15.38	$14.51	$12.84
Total return	(16.39)%	3.51%	6.00%	13.01%	(7.69)%
Net assets, end of year (000’s)	17,623	21,942	22,480	23,070	20,444
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	20	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$16.28	$15.73	$14.85	$13.14	$14.25
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(3.08)	0.33	0.32	1.16	(1.58)
Net increase (decrease) in accumulation unit value	(2.68)	0.55	0.88	1.71	(1.11)
Accumulation unit value at end of year	$13.60	$16.28	$15.73	$14.85	$13.14
Total return	(16.46)%	3.50%	5.93%	13.01%	(7.79)%
Net assets, end of year (000’s)	15,167	19,776	20,391	21,141	22,158
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$15.80	$15.30	$14.48	$12.84	$13.94
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(3.03)	0.28	0.26	1.09	(1.57)
Net increase (decrease) in accumulation unit value	(2.63)	0.50	0.82	1.64	(1.10)
Accumulation unit value at end of year	$13.17	$15.80	$15.30	$14.48	$12.84
Total return	(16.65)%	3.27%	5.66%	12.77%	(7.89)%
Net assets, end of year (000’s)	3,171	4,673	4,807	8,817	9,496
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	21	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$15.02	$14.56	$13.78	$12.23	$13.30
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.91)	0.24	0.22	1.00	(1.54)
Net increase (decrease) in accumulation unit value	(2.51)	0.46	0.78	1.55	(1.07)
Accumulation unit value at end of year	$12.51	$15.02	$14.56	$13.78	$12.23
Total return	(16.71)%	3.16%	5.66%	12.67%	(8.05)%
Net assets, end of year (000’s)	6,309	5,238	4,917	4,967	5,405
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$14.53	$14.11	$13.38	$11.90	$12.97
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.86)	0.20	0.17	0.93	(1.54)
Net increase (decrease) in accumulation unit value	(2.46)	0.42	0.73	1.48	(1.07)
Accumulation unit value at end of year	$12.07	$14.53	$14.11	$13.38	$11.90
Total return	(16.93)%	2.98%	5.46%	12.44%	(8.25)%
Net assets, end of year (000’s)	703	835	814	760	667
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	22	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$16.19	$15.62	$14.73	$13.01	$14.08
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(3.05)	0.35	0.33	1.17	(1.54)
Net increase (decrease) in accumulation unit value	(2.65)	0.57	0.89	1.72	(1.07)
Accumulation unit value at end of year	$13.54	$16.19	$15.62	$14.73	$13.01
Total return	(16.37)%	3.65%	6.04%	13.22%	(7.60)%
Net assets, end of year (000’s)	12,833	16,941	18,264	20,141	20,231
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$15.66	$15.14	$14.30	$12.66	$13.73
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.99)	0.30	0.28	1.09	(1.54)
Net increase (decrease) in accumulation unit value	(2.59)	0.52	0.84	1.64	(1.07)
Accumulation unit value at end of year	$13.07	$15.66	$15.14	$14.30	$12.66
Total return	(16.54)%	3.43%	5.87%	12.95%	(7.79)%
Net assets, end of year (000’s)	2,540	3,210	3,173	3,321	3,248
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	23	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$15.53	$15.02	$14.20	$12.57	$13.64
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.97)	0.29	0.26	1.08	(1.54)
Net increase (decrease) in accumulation unit value	(2.57)	0.51	0.82	1.63	(1.07)
Accumulation unit value at end of year	$12.96	$15.53	$15.02	$14.20	$12.57
Total return	(16.55)%	3.40%	5.77%	12.97%	(7.84)%
Net assets, end of year (000’s)	34,487	47,475	49,916	57,706	64,305
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$15.02	$14.56	$13.78	$12.23	$13.30
Net Investment Income [A]	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	(2.91)	0.24	0.22	1.00	(1.54)
Net increase (decrease) in accumulation unit value	(2.51)	0.46	0.78	1.55	(1.07)
Accumulation unit value at end of year	$12.51	$15.02	$14.56	$13.78	$12.23
Total return	(16.71)%	3.16%	5.66%	12.67%	(8.05)%
Net assets, end of year (000’s)	5,662	7,655	8,096	9,709	9,566
Expenses to average net assets [B]	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	24	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$20.51	$18.19	$15.42	$12.78	$14.78
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.36)	2.49	2.76	2.33	(2.19)
Net increase (decrease) in accumulation unit value	(4.52)	2.32	2.77	2.64	(2.00)
Accumulation unit value at end of year	$15.99	$20.51	$18.19	$15.42	$12.78
Total return	(22.04)%	12.75%	17.96%	20.66%	(13.53)%
Net assets, end of year (000’s)	13,775	16,608	13,639	11,559	9,226
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$19.84	$17.63	$14.97	$12.44	$14.41
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.24)	2.38	2.65	2.22	(2.16)
Net increase (decrease) in accumulation unit value	(4.40)	2.21	2.66	2.53	(1.97)
Accumulation unit value at end of year	$15.44	$19.84	$17.63	$14.97	$12.44
Total return	(22.18)%	12.54%	17.77%	20.34%	(13.67)%
Net assets, end of year (000’s)	1,192	1,659	1,617	1,446	1,199
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	25	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$20.28	$18.04	$15.32	$12.74	$14.76
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.35)	2.41	2.71	2.27	(2.21)
Net increase (decrease) in accumulation unit value	(4.51)	2.24	2.72	2.58	(2.02)
Accumulation unit value at end of year	$15.77	$20.28	$18.04	$15.32	$12.74
Total return	(22.24)%	12.42%	17.75%	20.25%	(13.69)%
Net assets, end of year (000’s)	3,168	4,306	4,059	3,815	3,686
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$19.69	$17.54	$14.93	$12.44	$14.45
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.25)	2.32	2.60	2.18	(2.20)
Net increase (decrease) in accumulation unit value	(4.41)	2.15	2.61	2.49	(2.01)
Accumulation unit value at end of year	$15.28	$19.69	$17.54	$14.93	$12.44
Total return	(22.40)%	12.26%	17.48%	20.02%	(13.91)%
Net assets, end of year (000’s)	1,309	1,773	1,655	1,373	1,143
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	26	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.71	$16.69	$14.22	$11.86	$13.78
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.04)	2.19	2.46	2.05	(2.11)
Net increase (decrease) in accumulation unit value	(4.20)	2.02	2.47	2.36	(1.92)
Accumulation unit value at end of year	$14.51	$18.71	$16.69	$14.22	$11.86
Total return	(22.45)%	12.10%	17.37%	19.90%	(13.93)%
Net assets, end of year (000’s)	4,615	5,858	5,206	768	1,482
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.10	$16.17	$13.81	$11.53	$13.44
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(3.94)	2.10	2.35	1.97	(2.10)
Net increase (decrease) in accumulation unit value	(4.10)	1.93	2.36	2.28	(1.91)
Accumulation unit value at end of year	$14.00	$18.10	$16.17	$13.81	$11.53
Total return	(22.65)%	11.94%	17.09%	19.77%	(14.21)%
Net assets, end of year (000’s)	38	49	44	29	24
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	27	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$20.17	$17.91	$15.19	$12.61	$14.60
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.30)	2.43	2.71	2.27	(2.18)
Net increase (decrease) in accumulation unit value	(4.46)	2.26	2.72	2.58	(1.99)
Accumulation unit value at end of year	$15.71	$20.17	$17.91	$15.19	$12.61
Total return	(22.11)%	12.62%	17.91%	20.46%	(13.63)%
Net assets, end of year (000’s)	571	751	777	678	641
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$19.51	$17.36	$14.75	$12.27	$14.23
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.19)	2.32	2.60	2.17	(2.15)
Net increase (decrease) in accumulation unit value	(4.35)	2.15	2.61	2.48	(1.96)
Accumulation unit value at end of year	$15.16	$19.51	$17.36	$14.75	$12.27
Total return	(22.30)%	12.38%	17.69%	20.21%	(13.77)%
Net assets, end of year (000’s)	58	74	124	106	88
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	28	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$19.35	$17.22	$14.65	$12.18	$14.14
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.16)	2.30	2.56	2.16	(2.15)
Net increase (decrease) in accumulation unit value	(4.32)	2.13	2.57	2.47	(1.96)
Accumulation unit value at end of year	$15.03	$19.35	$17.22	$14.65	$12.18
Total return	(22.33)%	12.37%	17.54%	20.28%	(13.86)%
Net assets, end of year (000’s)	8,633	11,191	10,214	8,329	7,099
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.71	$16.69	$14.22	$11.86	$13.78
Net Investment Income (Loss) [A]	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	(4.04)	2.19	2.46	2.05	(2.11)
Net increase (decrease) in accumulation unit value	(4.20)	2.02	2.47	2.36	(1.92)
Accumulation unit value at end of year	$14.51	$18.71	$16.69	$14.22	$11.86
Total return	(22.45)%	12.10%	17.37%	19.90%	(13.93)%
Net assets, end of year (000’s)	953	1,227	1,068	895	750
Expenses to average net assets [B]	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	29	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$19.18	$17.64	$15.25	$13.10	$14.60
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(4.08)	1.57	2.02	1.71	(1.89)
Net increase (decrease) in accumulation unit value	(3.89)	1.54	2.39	2.15	(1.50)
Accumulation unit value at end of year	$15.29	$19.18	$17.64	$15.25	$13.10
Total return	(20.28)%	8.73%	15.67%	16.41%	(10.27)%
Net assets, end of year (000’s)	28,262	38,423	34,410	29,802	25,168
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.55	$17.10	$14.81	$12.75	$14.23
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.98)	1.48	1.92	1.62	(1.87)
Net increase (decrease) in accumulation unit value	(3.79)	1.45	2.29	2.06	(1.48)
Accumulation unit value at end of year	$14.76	$18.55	$17.10	$14.81	$12.75
Total return	(20.43)%	8.48%	15.46%	16.16%	(10.40)%
Net assets, end of year (000’s)	5,290	6,369	5,961	4,928	4,067
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	30	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.96	$17.49	$15.15	$13.05	$14.58
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(4.06)	1.50	1.97	1.66	(1.92)
Net increase (decrease) in accumulation unit value	(3.87)	1.47	2.34	2.10	(1.53)
Accumulation unit value at end of year	$15.09	$18.96	$17.49	$15.15	$13.05
Total return	(20.41)%	8.40%	15.45%	16.09%	(10.49)%
Net assets, end of year (000’s)	8,311	10,326	9,922	11,047	10,821
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.41	$17.01	$14.77	$12.75	$14.27
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.99)	1.43	1.87	1.58	(1.91)
Net increase (decrease) in accumulation unit value	(3.80)	1.40	2.24	2.02	(1.52)
Accumulation unit value at end of year	$14.61	$18.41	$17.01	$14.77	$12.75
Total return	(20.64)%	8.23%	15.17%	15.84%	(10.65)%
Net assets, end of year (000’s)	882	1,143	1,207	1,504	1,451
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	31	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$17.49	$16.18	$14.06	$12.15	$13.61
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.81)	1.34	1.75	1.47	(1.85)
Net increase (decrease) in accumulation unit value	(3.62)	1.31	2.12	1.91	(1.46)
Accumulation unit value at end of year	$13.87	$17.49	$16.18	$14.06	$12.15
Total return	(20.70)%	8.10%	15.08%	15.72%	(10.73)%
Net assets, end of year (000’s)	1,137	1,367	1,247	1,290	1,334
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$16.92	$15.68	$13.66	$11.82	$13.27
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.72)	1.27	1.65	1.40	(1.84)
Net increase (decrease) in accumulation unit value	(3.53)	1.24	2.02	1.84	(1.45)
Accumulation unit value at end of year	$13.39	$16.92	$15.68	$13.66	$11.82
Total return	(20.86)%	7.91%	14.79%	15.57%	(10.93)%
Net assets, end of year (000’s)	97	582	779	693	498
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	32	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.86	$17.37	$15.02	$12.92	$14.41
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(4.02)	1.52	1.98	1.66	(1.88)
Net increase (decrease) in accumulation unit value	(3.83)	1.49	2.35	2.10	(1.49)
Accumulation unit value at end of year	$15.03	$18.86	$17.37	$15.02	$12.92
Total return	(20.31)%	8.58%	15.65%	16.25%	(10.34)%
Net assets, end of year (000’s)	1,702	2,201	2,022	1,857	1,649
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.24	$16.83	$14.59	$12.58	$14.05
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.93)	1.44	1.87	1.57	(1.86)
Net increase (decrease) in accumulation unit value	(3.74)	1.41	2.24	2.01	(1.47)
Accumulation unit value at end of year	$14.50	$18.24	$16.83	$14.59	$12.58
Total return	(20.50)%	8.38%	15.35%	15.98%	(10.46)%
Net assets, end of year (000’s)	168	209	245	213	299
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	33	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$18.09	$16.70	$14.48	$12.49	$13.96
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.90)	1.42	1.85	1.55	(1.86)
Net increase (decrease) in accumulation unit value	(3.71)	1.39	2.22	1.99	(1.47)
Accumulation unit value at end of year	$14.38	$18.09	$16.70	$14.48	$12.49
Total return	(20.51)%	8.32%	15.33%	15.93%	(10.53)%
Net assets, end of year (000’s)	6,092	8,809	8,824	8,529	8,612
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$17.49	$16.18	$14.06	$12.15	$13.61
Net Investment Income (Loss) [A]	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	(3.81)	1.34	1.75	1.47	(1.85)
Net increase (decrease) in accumulation unit value	(3.62)	1.31	2.12	1.91	(1.46)
Accumulation unit value at end of year	$13.87	$17.49	$16.18	$14.06	$12.15
Total return	(20.70)%	8.10%	15.08%	15.72%	(10.73)%
Net assets, end of year (000’s)	1,721	2,348	2,225	2,011	2,114
Expenses to average net assets [B]	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	34	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.82	$13.03	$11.68	$9.76	$12.07
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(3.05)	0.59	1.16	1.40	(2.76)
Net increase (decrease) in accumulation unit value	(2.84)	0.79	1.35	1.92	(2.31)
Accumulation unit value at end of year	$10.98	$13.82	$13.03	$11.68	$9.76
Total return	(20.55)%	6.06%	11.56%	19.67%	(19.14)%
Net assets, end of year (000’s)	2,066	2,468	2,111	1,917	1,497
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.36	$12.63	$11.34	$9.49	$11.77
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.97)	0.53	1.10	1.33	(2.73)
Net increase (decrease) in accumulation unit value	(2.76)	0.73	1.29	1.85	(2.28)
Accumulation unit value at end of year	$10.60	$13.36	$12.63	$11.34	$9.49
Total return	(20.66)%	5.78%	11.38%	19.49%	(19.37)%
Net assets, end of year (000’s)	132	608	585	565	803
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	35	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.66	$12.92	$11.60	$9.72	$12.06
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(3.04)	0.54	1.13	1.36	(2.79)
Net increase (decrease) in accumulation unit value	(2.83)	0.74	1.32	1.88	(2.34)
Accumulation unit value at end of year	$10.83	$13.66	$12.92	$11.60	$9.72
Total return	(20.72)%	5.73%	11.38%	19.34%	(19.40)%
Net assets, end of year (000’s)	1,551	2,049	2,370	2,200	2,020
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.26	$12.57	$11.31	$9.49	$11.80
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.98)	0.49	1.07	1.30	(2.76)
Net increase (decrease) in accumulation unit value	(2.77)	0.69	1.26	1.82	(2.31)
Accumulation unit value at end of year	$10.49	$13.26	$12.57	$11.31	$9.49
Total return	(20.89)%	5.49%	11.14%	19.18%	(19.58)%
Net assets, end of year (000’s)	306	384	397	384	343
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	36	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$12.60	$11.96	$10.77	$9.05	$11.26
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.85)	0.44	1.00	1.20	(2.66)
Net increase (decrease) in accumulation unit value	(2.64)	0.64	1.19	1.72	(2.21)
Accumulation unit value at end of year	$9.96	$12.60	$11.96	$10.77	$9.05
Total return	(20.95)%	5.35%	11.05%	19.01%	(19.63)%
Net assets, end of year (000’s)	266	301	307	271	215
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$12.19	$11.59	$10.46	$8.80	$10.98
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.79)	0.40	0.94	1.14	(2.63)
Net increase (decrease) in accumulation unit value	(2.58)	0.60	1.13	1.66	(2.18)
Accumulation unit value at end of year	$9.61	$12.19	$11.59	$10.46	$8.80
Total return	(21.16)%	5.18%	10.80%	18.86%	(19.85)%
Net assets, end of year (000’s)	15	16	16	15	13
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	37	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.59	$12.83	$11.51	$9.62	$11.92
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(3.01)	0.56	1.13	1.37	(2.75)
Net increase (decrease) in accumulation unit value	(2.80)	0.76	1.32	1.89	(2.30)
Accumulation unit value at end of year	$10.79	$13.59	$12.83	$11.51	$9.62
Total return	(20.60)%	5.92%	11.47%	19.65%	(19.30)%
Net assets, end of year (000’s)	76	176	166	160	134
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.14	$12.43	$11.17	$9.36	$11.62
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.94)	0.51	1.07	1.29	(2.71)
Net increase (decrease) in accumulation unit value	(2.73)	0.71	1.26	1.81	(2.26)
Accumulation unit value at end of year	$10.41	$13.14	$12.43	$11.17	$9.36
Total return	(20.78)%	5.71%	11.28%	19.34%	(19.45)%
Net assets, end of year (000’s)	10	12	12	11	36
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	38	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$13.03	$12.34	$11.09	$9.30	$11.55
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.92)	0.49	1.06	1.27	(2.70)
Net increase (decrease) in accumulation unit value	(2.71)	0.69	1.25	1.79	(2.25)
Accumulation unit value at end of year	$10.32	$13.03	$12.34	$11.09	$9.30
Total return	(20.80)%	5.59%	11.27%	19.25%	(19.48)%
Net assets, end of year (000’s)	926	1,226	1,174	1,124	1,076
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$12.60	$11.96	$10.77	$9.05	$11.26
Net Investment Income [A]	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	(2.85)	0.44	1.00	1.20	(2.66)
Net increase (decrease) in accumulation unit value	(2.64)	0.64	1.19	1.72	(2.21)
Accumulation unit value at end of year	$9.96	$12.60	$11.96	$10.77	$9.05
Total return	(20.95)%	5.35%	11.05%	19.01%	(19.63)%
Net assets, end of year (000’s)	280	347	297	262	222
Expenses to average net assets [B]	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	39	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$7.40	$7.55	$7.67	$7.72	$7.89
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.25	0.39	(0.19)	(0.08)	0.06
Net (decrease) in accumulation unit value	(0.07)	(0.15)	(0.12)	(0.05)	(0.17)
Accumulation unit value at end of year	$7.33	$7.40	$7.55	$7.67	$7.72
Total return	(0.95)%	(1.99)%	(1.56)%	(0.65)%	(2.15)%
Net assets, end of year (000’s)	1,396	1,385	2,627	2,748	1,785
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$7.17	$7.33	$7.46	$7.52	$7.70
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.23	0.38	(0.20)	(0.09)	0.05
Net (decrease) in accumulation unit value	(0.09)	(0.16)	(0.13)	(0.06)	(0.18)
Accumulation unit value at end of year	$7.08	$7.17	$7.33	$7.46	$7.52
Total return	(1.26)%	(2.18)%	(1.74)%	(0.80)%	(2.34)%
Net assets, end of year (000’s)	478	502	524	161	264
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	40	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$7.37	$7.53	$7.68	$7.74	$7.93
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.23	0.38	(0.22)	(0.09)	0.04
Net (decrease) in accumulation unit value	(0.09)	(0.16)	(0.15)	(0.06)	(0.19)
Accumulation unit value at end of year	$7.28	$7.37	$7.53	$7.68	$7.74
Total return	(1.22)%	(2.12)%	(1.95)%	(0.78)%	(2.40)%
Net assets, end of year (000’s)	285	821	1,090	683	1,537
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$6.97	$7.14	$7.29	$7.36	$7.56
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.22	0.37	(0.22)	(0.10)	0.03
Net (decrease) in accumulation unit value	(0.10)	(0.17)	(0.15)	(0.07)	(0.20)
Accumulation unit value at end of year	$6.87	$6.97	$7.14	$7.29	$7.36
Total return	(1.43)%	(2.38)%	(2.06)%	(0.95)%	(2.65)%
Net assets, end of year (000’s)	130	60	126	137	139
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	41	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$6.78	$6.96	$7.11	$7.19	$7.39
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.22	0.36	(0.22)	(0.11)	0.03
Net (decrease) in accumulation unit value	(0.10)	(0.18)	(0.15)	(0.08)	(0.20)
Accumulation unit value at end of year	$6.68	$6.78	$6.96	$7.11	$7.19
Total return	(1.47)%	(2.59)%	(2.11)%	(1.11)%	(2.71)%
Net assets, end of year (000’s)	448	411	415	429	506
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$6.57	$6.75	$6.91	$7.00	$7.21
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.20	0.36	(0.23)	(0.12)	0.02
Net (decrease) in accumulation unit value	(0.12)	(0.18)	(0.16)	(0.09)	(0.21)
Accumulation unit value at end of year	$6.45	$6.57	$6.75	$6.91	$7.00
Total return	(1.83)%	(2.67)%	(2.32)%	(1.29)%	(2.91)%
Net assets, end of year (000’s)	166	172	203	212	218
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	42	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$7.28	$-	$-	$-	$-
Net Investment (Loss) [A]	(0.32)	(0.54)	-	-	-
Net realized and unrealized gains on securities	0.24	7.82	-	-	-
Net increase (decrease) in accumulation unit value	(0.08)	7.28	-	-	-
Accumulation unit value at end of year	$7.20	$7.28	$-	$-	$-
Total return	-%	-%	-%	-%	-%
Net assets, end of year (000’s)	57	1	-	-	-
Expenses to average net assets [B]	2.53%	2.39%	-%	-%	-%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	-%	-%	-%
Portfolio turnover rate	98.58%	29.32%	-%	-%	-%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$7.05	$7.22	$7.36	$7.42	$7.61
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.24	0.37	(0.21)	(0.09)	0.04
Net (decrease) in accumulation unit value	(0.08)	(0.17)	(0.14)	(0.06)	(0.19)
Accumulation unit value at end of year	$6.97	$7.05	$7.22	$7.36	$7.42
Total return	(1.13)%	(2.35)%	(1.90)%	(0.81)%	(2.50)%
Net assets, end of year (000’s)	7	3	4	4	15
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	43	Annual Report 2022

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018 [C]
Accumulation unit value at beginning of year	$7.07	$7.24	$7.39	$7.45	$7.64
Net Investment Income (Loss) [A]	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	0.23	0.37	(0.22)	(0.09)	0.04
Net (decrease) in accumulation unit value	(0.09)	(0.17)	(0.15)	(0.06)	(0.19)
Accumulation unit value at end of year	$6.98	$7.07	$7.24	$7.39	$7.45
Total return	(1.27)%	(2.35)%	(2.03)%	(0.81)%	(2.49)%
Net assets, end of year (000’s)	531	390	601	451	737
Expenses to average net assets [B]	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	44	Annual Report 2022

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

1.	ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”). The Separate Account was established in March 2007 under the Puerto Rico Insurance Code (Act 77 of June 19, 1957, as amended), to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act. The Separate Account follows investment company accounting and reporting guidance in accordance with Accounting Standards Codification Section 946, Financial Services – Investment Companies. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows.

Subaccount
Fortune V Separate Account - Universal VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account - Universal VIA Moderate Allocation (“VIA Moderate Alloc”)
Fortune V Separate Account - Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)
Fortune V Separate Account - Universal VIA Growth Allocation (“VIA Growth Alloc”)
Fortune V Separate Account - Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)
Fortune V Separate Account - Universal Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

The Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Operating expenses: The Separate Account, accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Variable Account are automatically reinvested in shares of the Fund when paid. Dividend income is recognized on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

3.	INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. The hierarchy classification of inputs used to value the Subaccounts’ investments at December 31, 2022, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4.	RISK AND UNCERTAINTIES

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be affected adversely and negatively impact a Subaccount’s performance.

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Because ULICO’s business is written in Puerto Rico, ULICO’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of ULICO’s policyholders, which would result in significantly increased losses to Universal Life. Management believes, however, that ULICO’s reinsurance program will reduce to a manageable level its net exposure in any such catastrophe.

Other matters: ULICO and its affiliates are parties to various legal proceedings that originated in the normal course of business. None of these proceedings would be likely to have a material adverse effect, if any, upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

5.	FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of Universal Group, Inc. (“UNIGR”) and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the net assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the year ended December 31, 2022. Advisory fees due to UFS as of December 31, 2022 amounted to $100,222, included as accrued expenses in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receives compensation from the Subaccounts. Board members received fees amounting to $27,500 during the year ended December 31, 2022 from ULICO.

During the year ended December 31, 2022, the Subaccounts incurred no brokerage commissions on security transactions.

6.	PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2022, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccount	Purchases of Securities	Sale of Securities
Universal VIA Conservative Allocation	$38,182,249	$46,055,811
Universal VIA Moderate Allocation	125,523,476	142,366,013
Universal VIA Moderate Growth Allocation	15,803,132	18,416,168
Universal VIA Growth Allocation	6,649,250	5,354,957
Universal VIA International Moderate Growth Allocation	1,321,217	1,690,872
Universal Money Market	3,251,439	3,501,198

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

7.	INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of ULICO, a wholly-owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly-owned subsidiary of UNIGR. ULICO does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Because of such situation, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Subaccounts recognize uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31, 2022 of each calendar year is reported and fully paid by the life insurance company. This special tax is payable to the Puerto Rico Treasury Department. Special tax payable as of December 31, 2022 amounted to $395,632 and is included in units redeemed in the accompanying Statement of Assets and Liabilities.

8.	SUBSEQUENT EVENT

The Company has evaluated all subsequent events through February 24, 2023, the date the financial statements were issued. No other events have occurred subsequent to December 31, 2022 that would require recognition in the financial statements.

Ernst & Young LLP Parque Las Américas 1, Suite 410 235 Federico Costa Street San Juan, PR 00918	Tel: +1 787 759 8212 Fax: +1 787 753 0808 ey.com

Report of Independent Registered Public Accounting Firm

To: The Board of Directors and the Contract holders of Fortune V Separate Account

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Fortune V Separate Account (the “Fortune V”) (comprising Fortune V Separate Account – Universal VIA Conservative Allocation, Fortune V Separate Account - Universal VIA Moderate Allocation, Fortune V Separate Account - Universal VIA Moderate Growth Allocation, Fortune V Separate Account - Universal VIA Growth Allocation, Fortune V Separate Account - Universal VIA International Moderate Growth Allocation, Fortune V Separate Account - Universal VIA Money Market) (collectively referred to as the “Subaccounts”), including the schedule of investments, as of December 31, 2022, the related statements of operations, for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Fortune V Separate Account at December 31, 2022, the results of their operations, the changes in their net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of Fortune V’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to Fortune V in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fortune V is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of Fortune V’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Universal investment companies since 2021.

San Juan, Puerto Rico

February 24, 2023

A member firm of Ernst & Young Global Limited

Management of the Trust

Board Members and Officers

BOARD MEMBERS

The members of the Board (“Board Members”) and executive officers of the Trust are listed below. The Board of Directors was created on the effective date of the Separate Account registration with the SEC on May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Fund’s Board Members and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA, CGMA (1956)	Member, Board	Since 2021	Accountant, tax and business advisor as a sole practitioner.	1	None
Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV & Co., PSC (accounting firm), Managing Director and Certified Public Accountant.	1	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery- Villaespesa* (1965)	Member, Board	Since 2021	Special Counsel, Toro Colón Mullet, P.S.C., a legal services firm	1	9

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.
*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Blue (1977)	Chief Compliance Officer	Since 2021	Managing Partner, PINE Advisor Solutions (provider of outsourced non-investment fund services) (Since 2018); Previously, Sr. Vice President and Dir. of Operations and Chief Compliance Officer, 361 Capital, LLC (financial adviser) (2010 to 2018).

Jose C. Benítez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial. 24 years of financial services experience. Series 7 & 24 Licenses, FLMI Designation.

Roberto J. Martínez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

(b) Not applicable.

Item 2. Code of Ethics.

(a) Fortune V Separate Account (the “Fund” or the “registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d) There have been no waivers granted by the Fund to individuals covered by the Code during the reporting period for Form N-CSR.

(e) Not applicable.

(f) A copy of the Code is incorporated herein by reference as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1) The Board of Directors of the Fund has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(2) The names of the audit committee financial experts are Francisco Perdomo and Manuel Morera. Messrs. Perdomo and Morera have been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Ernst & Young LLP (“E&Y”) served as the principal accountant for the Registrant for the fiscal years ended December 31, 2021 and December 31, 2022.

(a)	AUDIT FEES: The aggregate fees billed for professional services rendered by its principal accountant, E&Y for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2021 and December 31, 2022 were $45,000 and $45,000, respectively.

(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by E&Y for the fiscal years ended December 31, 2021 and December 31, 2022.

(c)	TAX FEES: No such fees were billed to the Registrant by E&Y for the fiscal years ended December 31, 2021 and December 31, 2022.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by E&Y for the fiscal years ended December 31, 2021 and December 31, 2022.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	Not applicable

(d)	Not applicable

(f)	Not applicable.

(g)	The aggregate fees billed by the Registrant’s principal accountant, E&Y, for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2021 and December 31, 2022 were $0 and $83,000, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a) (1)	Code of Ethics is filed herewith.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORTUNE V SEPARATE ACCOUNT

By:	/s/ Jose C. Benitez
Jose C. Benitez Principal Executive Officer

Date:	March 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez Principal Executive Officer

Date:	March 2, 2023

By:	/s/ Roberto J. Martinez
Roberto J. Martinez Principal Financial Officer & Secretary

Date:	March 2, 2023